Licensed Copyrights, Net	9 Months Ended
Sep. 30, 2024
Finite Lived License Agreements [Abstract]
LICENSED COPYRIGHTS, NET

5. LICENSED COPYRIGHTS, NET

	As of December 31, 2023
	Gross carrying value	Accumulated amortization	Impairment amount	Net carrying value
	RMB	RMB	RMB	RMB
Licensed copyrights
—Broadcasting rights	44,838,191	(37,060,309)	(228,853)	7,549,029
—Sublicensing rights	7,667,525	(7,667,525)	—	—
	52,505,716	(44,727,834)	(228,853)	7,549,029
Less: current portion
—Broadcasting rights	7,773,805	(7,177,844)	(13,440)	582,521
—Sublicensing rights	7,667,525	(7,667,525)	—	—
	15,441,330	(14,845,369)	(13,440)	582,521
Licensed copyrights—non-current
—Broadcasting rights	37,064,386	(29,882,465)	(215,413)	6,966,508
—Sublicensing rights	—	—	—	—
	37,064,386	(29,882,465)	(215,413)	6,966,508

	As of September 30, 2024
	Gross carrying value	Accumulated amortization	Impairment amount	Net carrying value
	RMB	RMB	RMB	RMB	US$
Licensed copyrights
—Broadcasting rights	46,506,653	(38,909,009)	(212,657)	7,384,987	1,052,352
—Sublicensing rights	8,328,984	(8,328,984)	—	—	—
	54,835,637	(47,237,993)	(212,657)	7,384,987	1,052,352
Less: current portion
—Broadcasting rights	7,890,083	(7,357,234)	(10,354)	522,495	74,455
—Sublicensing rights	8,328,984	(8,328,984)	—	—	—
	16,219,067	(15,686,218)	(10,354)	522,495	74,455
Licensed copyrights—non-current
—Broadcasting rights	38,616,570	(31,551,775)	(202,303)	6,862,492	977,897
—Sublicensing rights	—	—	—	—	—
	38,616,570	(31,551,775)	(202,303)	6,862,492	977,897

Amortization expense of RMB5,155,960 and RMB5,759,452 (US$820,715) for the nine months ended September 30, 2023 and 2024, respectively, was recognized as cost of revenues. Estimated amortization expense relating to the existing licensed copyrights for each of the next three years is as follows:

	RMB	US$
Three months ending December 31, 2024	1,074,323	153,090
Year ending December 31, 2025	2,364,094	336,881
Year ending December 31, 2026	1,425,503	203,133
Year ending December 31, 2027	926,040	131,960